Subsequent Events	12 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

25. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through October 26, 2026 the date of issuance of the consolidated financial statements. Except for those disclosed in Notes 2, 7 and 20, the Group did not identify any subsequent events with material financial impact on the Group’s consolidated financial statements.